OTHER LIABILITIES (Details 1) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDebtObligationsLineItems [Line Items]
Debt obligations, beginning	[1]	$ 0
Debt obligations, ending	[1]	0	$ 0
Debt Obligations
DisclosureOfDebtObligationsLineItems [Line Items]
Debt obligations, beginning		0	370
Repayments		0	(370)
Debt obligations, ending		$ 0	$ 0

[1]	Category C=Financial liabilities at amortized cost.